INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Income tax expense (recovery)
	Year ended December 31, 2019	Year ended December 31, 2018
Net loss before income tax	$6,443	$11,645
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	1,740	3,144
Tax effect of:
Permanent differences	(678)	(599)
Difference in tax rates in foreign jurisdictions	(17)	128
Changes in estimate and others	124	(539)
Flow-through share premium liability	430	-
Changes in unrecognized deferred tax assets	(2,115)	(2,134)
Income tax expense	$(516)	$-

Deferred income tax assets

Recognized deferred income tax assets (liabilities) are comprised of:

	December 31, 2019	December 31, 2018
Non-capital loss carryforwards	$1,162	$64
Property and equipment	-	4
Mineral properties	(1,978)	(68)
Mineral property investments	(130)	-
Total	$(946)	$-

Deferred tax assets have not been recognized in respect of the following items:

	December 31, 2019	December 31, 2018
Non-capital loss carryforwards	$26,403	$24,172
Net capital loss carryforwards	763	1,580
Investment tax credits	3,857	3,857
Undeducted financing costs	41	77
Marketable securities	83	830
Property and equipment	304	261
Environmental reclamation provision	624	-
Mineral properties	2,242	1,417
Total	$34,317	$32,194